Claims, Lawsuits, and Other Contingencies - Legal Narrative (Details) £ in Millions, $ in Millions					12 Months Ended
	Dec. 31, 2019 NZD ($)	Dec. 31, 2019 USD ($)	Sep. 06, 2018 USD ($)	Jun. 29, 2015 NZD ($)	Dec. 31, 2016 USD ($)	Oct. 20, 2016 GBP (£)	Apr. 30, 2014 GBP (£)
Lyttleton Port Company Limited
Loss Contingencies [Line Items]
Value of damages sought		$ 123,000,000		$ 184
Pending Litigation | Christchurch City Council
Loss Contingencies [Line Items]
Value of damages sought	$ 528	352,000,000
Minimum
Loss Contingencies [Line Items]
Estimate of possible loss		0
Minimum | Pilkington North America, Inc.
Loss Contingencies [Line Items]
Value of damages sought			$ 45,000,000
Maximum
Loss Contingencies [Line Items]
Estimate of possible loss		100,000,000
Maximum | Pilkington North America, Inc.
Loss Contingencies [Line Items]
Value of damages sought			85,000,000
Damages awarded			$ 15,000,000
Aviation and Aerospace Broking Industry
Loss Contingencies [Line Items]
Total revenue					$ 100,000,000
Potential Claim for Pension Advisory Services
Loss Contingencies [Line Items]
Estimate of possible loss		58,000,000					£ 45
Potential Claim for Pension Advisory Services | Trustees of Gleeds Pension Fund 2016
Loss Contingencies [Line Items]
Estimate of possible loss		$ 91,000,000				£ 70